DISCONTINUED OPERATIONS (Schedule of The net assets of Double Grow) (Details) - CNY (¥) ¥ in Thousands	Dec. 29, 2017	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Net assets disposed of:
Property, plant and equipment		¥ 214	¥ 275
Prepayments		29	39
Other receivables		39	636
Cash and cash equivalents		3,444	6,793	¥ 18,878	¥ 19,228
Trade payables		(3,896)	(100)
Other payables and accrued liabilities		(2,161)	(1,639)
Taxes payable		(16,818)	(16,788)
Due to related companies		(5,077)	(4,041)
Net assets		¥ 28,380	¥ 22,070
Discontinued operation of Double Grow [Member]
Net assets disposed of:
Property, plant and equipment	¥ 45,442
Intangible assets	5
Inventories	5,659
Trade receivables	340
Prepayments	572
Other receivables	5,962
Cash and cash equivalents	807
Trade payables	(786)
Other payables and accrued liabilities	(2,561)
Taxes payable	(621)
Due to related companies	(21,994)
Asset retirement obligations	(386)
Net assets disposed of	32,439
Exchange fluctuation reserve	3,280
Net assets	35,719
Loss on disposal of Double Grow	(27,911)
Consideration	7,808
Satisfied by:
Cash received	¥ 7,808